Segmented Information	12 Months Ended
Dec. 31, 2022
Segmented Information
Segmented Information

6. Segmented Information

The company’s operating segments are reported based on the nature of their products and services and management responsibility. The following summary describes the operations in each of the segments:

●	Oil Sands includes the company’s wholly owned operations in the Athabasca oil sands in Alberta to explore, develop and produce bitumen, synthetic crude oil and related products, through the recovery and upgrading of bitumen from mining and in situ operations. This segment also includes the company’s joint interest in the Syncrude oil sands mining and upgrading operation, and the company’s joint interest in the Fort Hills partnership as well as the marketing, supply, transportation and risk management of crude oil, natural gas, power and byproducts. The individual operating segments related to mining operations, In Situ, Fort Hills and Syncrude have been aggregated into one reportable segment (Oil Sands) due to the similar nature of their business activities, including the production of bitumen, and the single geographic area and regulatory environment in which they operate.
●	Exploration and Production (E&P) includes offshore activity in East Coast Canada, with interests in the Hibernia, Terra Nova, White Rose and Hebron oilfields, the exploration and production of crude oil and natural gas at Buzzard (classified as assets held for sale and subsequent to the fourth quarter of 2022, the company reached an agreement for the sale of its United Kingdom (U.K.) operations - see note 33) and Golden Eagle Area Development in the U.K. (which was sold in 2021 – see note 16), exploration and production of crude oil and gas at Oda and the development of the Fenja field in Norway (the Norway assets were sold on September 30, 2022 – see note 16), as well as the marketing and risk management of crude oil and natural gas.
●	Refining and Marketing includes the refining of crude oil products, and the distribution, marketing, transportation and risk management of refined and petrochemical products, and other purchased products through the retail and wholesale networks located in Canada and the United States (U.S.). The segment also includes trading of crude oil, natural gas and power.

The company also reports activities not directly attributable to an operating segment under Corporate and Eliminations. This includes renewable projects such as wind and solar power, as well as other investments in clean technology, such as

Suncor’s investment in Enerkem Inc., LanzaJet, Inc., Svante Inc., the Varennes Carbon Recycling facility, the Pathways Alliance, and the early-stage design and engineering for the ATCO/Suncor hydrogen project. The wind and solar assets are classified as assets held for sale and subsequent to the fourth quarter of 2022, the company completed the sale of these assets (note 33).

Intersegment sales of crude oil and natural gas are accounted for at market values and included, for segmented reporting, in revenues of the segment making the transfer and expenses of the segment receiving the transfer. Intersegment balances are eliminated on consolidation. Intersegment profit is not recognized until the related product has been sold to third parties. Beginning in the first quarter of 2022, to align with how management evaluates segment performance, the company revised its segment presentation to reflect segment results before income tax expense and present tax at a consolidated level. This presentation change has no effect on consolidated net earnings and comparative periods have been revised to reflect this change.

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Revenues and Other Income
Gross revenues(1)	21 905	15 319	4 331	2 978	36 622	22 808	49	28	62 907	41 133
Intersegment revenues(1)	8 526	4 601	-	-	106	107	(8 632)	(4 708)	-	-
Less: Royalties	(3 963)	(1 523)	(608)	(478)	-	-	-	-	(4 571)	(2 001)
Operating revenues, net of royalties	26 468	18 397	3 723	2 500	36 728	22 915	(8 583)	(4 680)	58 336	39 132
Other (loss) income	(53)	6	164	17	(60)	(50)	80	(4)	131	(31)
	26 415	18 403	3 887	2 517	36 668	22 865	(8 503)	(4 684)	58 467	39 101
Expenses
Purchases of crude oil and products(1)	2 050	1 444	-	-	27 261	16 807	(8 536)	(4 460)	20 775	13 791
Operating, selling and general	9 152	8 056	490	429	2 427	2 019	738	862	12 807	11 366
Transportation and distribution	1 210	1 126	101	112	396	282	(36)	(41)	1 671	1 479
Depreciation, depletion, amortization and impairment	7 927	4 585	(105)	324	844	853	120	88	8 786	5 850
Exploration	37	12	19	35	-	-	-	-	56	47
(Gain) loss on disposal of assets	(7)	(4)	66	(227)	(11)	(19)	(3)	(7)	45	(257)
Financing expenses	413	359	95	53	57	56	1 446	787	2 011	1 255
	20 782	15 578	666	726	30 974	19 998	(6 271)	(2 771)	46 151	33 531
Earnings (Loss) before Income Taxes	5 633	2 825	3 221	1 791	5 694	2 867	(2 232)	(1 913)	12 316	5 570
Income Tax Expense (Recovery)
Current	-	-	-	-	-	-	-	-	4 229	1 395
Deferred	-	-	-	-	-	-	-	-	(990)	56
	-	-	-	-	-	-	-	-	3 239	1 451
Net Earnings	-	-	-	-	-	-	-	-	9 077	4 119
Capital and Exploration Expenditures(2)	3 540	3 168	443	270	816	825	188	292	4 987	4 555
(1)	The company revised certain gross revenues and purchases of crude oil and products to align with current period presentation. For the twelve months ended December 31, 2022, gross revenues and purchases of crude oil and products decreased by $150 million, with no effect on net earnings.
(2)	Excludes capital expenditures related to assets held for sale of $133 million for the year ended December 31, 2022.

Disaggregation of Revenue from Contracts with Customers and Intersegment Revenue

The company’s revenues are from the following major commodities and geographical regions:

For the years ended December 31	2022			2021
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
Synthetic crude oil and diesel(1)	22 539	-	22 539	14 452	-	14 452
Bitumen	7 892	-	7 892	5 468	-	5 468
	30 431	-	30 431	19 920	-	19 920
Exploration and Production
Crude oil and natural gas liquids	2 464	1 834	4 298	1 709	1 257	2 966
Natural gas	-	33	33	-	12	12
	2 464	1 867	4 331	1 709	1 269	2 978
Refining and Marketing
Gasoline	14 540	-	14 540	9 983	-	9 983
Distillate	18 663	-	18 663	9 832	-	9 832
Other	3 525	-	3 525	3 100	-	3 100
	36 728	-	36 728	22 915	-	22 915
Corporate and Eliminations(1)
	(8 583)	-	(8 583)	(4 680)	-	(4 680)
Total Gross Revenue from Contracts with Customers	61 040	1 867	62 907	39 864	1 269	41 133
(1)	The company revised certain gross revenues and purchases of crude oil and products to align with current period presentation. For the twelve months ended December 31, 2022, gross revenues and purchases of crude oil and products decreased by $150 million, with no effect on net earnings.

Geographical Information

Operating Revenues, net of Royalties

($ millions)	2022	2021

Canada	49 169	32 286
United States	7 544	5 818
Other foreign	1 623	1 028
	58 336	39 132

Non-Current Assets(1)

	December 31	December 31
($ millions)	2022	2021

Canada	66 346	68 900
United States	2 629	2 020
Other foreign	1 026	1 682
	70 001	72 602
(1)	Excludes deferred income tax assets.